Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 443,601	$ 14,487	$ 705,918
Financial assets at fair value through profit or loss, noncurrent	16,694,860	545,227	17,784,651
Financial assets at fair value through other comprehensive income, current	5,753,379	187,896	3,213,057
Financial assets at fair value through other comprehensive income, noncurrent	11,930,581	389,634	11,976,543
Financial liabilities at fair value through profit or loss, current	1,019,362	$ 33,291	438,397
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	443,601		669,444
Financial assets at fair value through profit or loss, noncurrent	6,424,475		6,626,088
Financial assets at fair value through other comprehensive income, current	5,753,379		3,213,057
Financial assets at fair value through other comprehensive income, noncurrent	8,693,193		8,366,276
Financial liabilities at fair value through profit or loss, current	0		0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		0
Financial assets at fair value through profit or loss, noncurrent	19,300		468,164
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	0		0
Financial liabilities at fair value through profit or loss, current	0		0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		36,474
Financial assets at fair value through profit or loss, noncurrent	10,251,085		10,690,399
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	3,237,388		3,610,267
Financial liabilities at fair value through profit or loss, current	$ 1,019,362		$ 438,397